Brandon J. Cage

Assistant Vice President, Counsel

Law Department

(949) 219-3943 Telephone

(949) 219-3706 Facsimile

Brandon.Cage@PacificLife.com

August 15, 2014

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Post-Effective Amendment No. 10 to the Registration Statement for Pacific Destinations O-Series Individual Flexible Premium Deferred Variable Annuities (File No. 333-175280) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company; Request for Selective Review

On behalf of Pacific Life & Annuity Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 10, on Form N-4. This Post-Effective Amendment relates to individual flexible premium deferred variable annuity contracts designated as Pacific Destinations O-Series, which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”

The purpose of this submission is to file one new optional death benefit rider and other base contract death benefit amount changes that are based on, and are substantially similar to, the optional death benefit rider and base contract death benefit amount disclosure filed for the Pacific Choice Variable Annuity (File No. 333-184972) pre-effective registration statement filings on April 19, 2013, February 5, 2013 and November 16, 2012. We also made applicable modifications to the current filing based on Staff comments for the Pacific Choice Variable Annuity received on January 3, 2013. All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the prospectus supplement marked to show where disclosure differs materially from that in the Prior Filings.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage